Financial assets and liabilities at fair value - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)
Disclosure of detailed information about financial instruments [line items]
Transfers into Level 3 of fair value hierarchy, assets	kr 0	kr 0
Transfers into Level 3 of fair value hierarchy, liabilities	kr 0	kr 0
Sensitivity, correlations maximum positive relationship	1
Sensitivity, correlations maximum negative relationship	(1)
Correlation input
Disclosure of detailed information about financial instruments [line items]
Sensitivity, input appreciation, assets	0.12
Sensitivity, input depreciation, assets	0.12
Sensitivity, input appreciation, liabilities	0.12
Sensitivity, input depreciation, liabilities	0.12
Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Sensitivity, input appreciation, assets	0.10%
Sensitivity, input depreciation, assets	0.10%
Sensitivity, input appreciation, liabilities	0.10%
Sensitivity, input depreciation, liabilities	0.10%